Events after reporting period	6 Months Ended
Jun. 30, 2024
Event after the reporting period [Abstract]
Disclosure of events after reporting period [text block]
30 EVENTS AFTER THE REPORTING PERIOD
30.1 Share purchase and sale agreement - Timber
On July 10, 2024, the Company completed the purchase transaction of 100% of the share capital of the companies Timber VII SPE S.A. and Timber XX SPE S.A., after completion of all conditions precedent. The fair value of consideration transferred in cash was R$2,122,860, which is subject to non-material post-closing adjustments, based on changes in the working capital of the acquired companies.
Considering the characteristics of the assets (substantially land and biological assets, without processes that would characterize a business), the Company elected to apply the optional test to identify a concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition, given that substantially all of the fair value of the acquired set of assets is concentrated in the principal asset (property, plant and equipment).
30.2 Acquisition of Pactiv Evergreen Inc. assets
On July 12, 2024, the Company has executed an agreement, through a subsidiary, with Pactiv Evergreen Inc. and its affiliates (‘Pactiv’) for the acquisition of all assets that make up the integrated plants for the production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock, located in the cities of Pine Bluff – Arkansas and Waynesville – North Carolina, both in the United States of America. The purchase price is US$110,000 (equivalents to R$611,479), to be paid in cash upon closing of the Transaction, subject to customary price adjustments. The completion of the Transaction is subject to verification of usual conditions precedent for transactions of this nature, including the approval of the Transaction by a foreign antitrust authority. At the closing of the Transaction, the Parties will execute (i) a transitional services agreement, under which Pactiv will provide services to Suzano on the acquired assets, and (ii) a long-term supply agreement, under which Suzano will supply to Pactiv the products currently produced in Pine Bluff and consumed by Pactiv, which will become a relevant customer of this new Suzano’s asset.
30.3 Cerrado Project start-up
On July 21, 2024, the new pulp mill located in Ribas do Rio Pardo, in the state of Mato Grosso do Sul, started its operation (“Cerrado Project”).